Corporation's investments' unrealized losses and fair value (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
US Government agencies
Fair Value		$ 68,979
Less than 12 months
Fair Value		68,979
Unrealized Losses		280
Total
Total Fair Value		68,979
Total Unrealized Losses		280
Less than 12 months
Fair Value	100,533
Unrealized Losses	7,330
12 months or Greater
Fair Value	4,539
Unrealized Losses	461
Total
Total Fair Value	105,072
Total Unrealized Losses	7,791
US Government sponsored agency mortgage backed securities
Fair Value		12,881
Less than 12 months
Fair Value		12,881
Unrealized Losses		55
Total
Total Fair Value		12,881
Total Unrealized Losses		55
Less than 12 months
Fair Value	144,134
Unrealized Losses	10,073
12 months or Greater
Fair Value	8,698
Unrealized Losses	576
Total
Total Fair Value	152,832
Total Unrealized Losses	10,649
States and political subdivisions
Less than 12 months
Fair Value	2,615
Unrealized Losses	140
Total
Total Fair Value	2,615
Total Unrealized Losses	140
Corporate bonds
Fair Value		1,719
Less than 12 months
Fair Value		1,719
Unrealized Losses		9
Total
Total Fair Value		1,719
Total Unrealized Losses		9
Less than 12 months
Fair Value	8,590
Unrealized Losses	121
12 months or Greater
Fair Value	582
Unrealized Losses	24
Total
Total Fair Value	9,172
Total Unrealized Losses	145
Total of securities
Fair Value		83,579
Less than 12 months
Fair Value		83,579
Unrealized Losses		344
12 months or Greater
Fair Value		0
Unrealized Losses		0
Total
Total Fair Value		83,579
Total Unrealized Losses		344
Less than 12 months
Fair Value	255,872
Unrealized Losses	17,664
12 months or Greater
Fair Value	13,819
Unrealized Losses	1,061
Total
Total Fair Value	269,691
Total Unrealized Losses	$ 18,725